Taxes - Schedule of Deferred Tax Assets (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Income Tax Contingency [Line Items]
Deferred tax liabilities	$ 3,990,843	$ 509,036
Deferred Tax Asset [Member]
Income Tax Contingency [Line Items]
Deferred tax assets	6,718,269	856,922	4,128,600	$ 2,350,700
Valuation Allowance	(3,591,044)	(458,041)	(4,128,600)	(2,350,700)
Net deferred tax assets	3,127,225	398,881
Deferred Tax Liabilities [Member]
Income Tax Contingency [Line Items]
Valuation Allowance	3,990,843	509,036
Deferred tax liabilities	$ 3,990,843	$ 509,036